Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Related party transactions disclosure

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Tsakos Shipping and Trading S.A. (commissions)	1,325	1,333	3,166	2,552
Tsakos Energy Management Limited (management fees)	3,891	3,811	7,769	7,676
Tsakos Columbia Shipmanagement S.A.	322	324	658	635
Argosy Insurance Company Limited	2,279	2,391	4,612	4,475
AirMania Travel S.A.	1,107	1,150	2,141	2,368

Total expenses with related parties	8,924	9,009	18,346	17,706

Related party transactions balances

	June 30, 2014	December 31, 2013
Due from related parties
Tsakos Columbia Shipmanagement S.A.	3,222	1,084
Tsakos Energy Management Limited	339	-

Total due from related parties	3,561	1,084

Due to related parties
Tsakos Energy Management Limited	-	92
Tsakos Shipping and Trading S.A.	785	555
Argosy Insurance Company Limited	4,398	6,008
AirMania Travel S.A.	284	275

Total due to related parties	5,467	6,930

Related party - future management fees

Period/Year	Amount
July to December 2014	9,140
2015	18,280
2016	18,283
2017	18,730
2018	18,922
2019 to 2024	104,071

187,426